Bank Loan	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Bank Loan

NOTE 8 – BANK LOAN

	June 30, 2020	December 31, 2019
	(Unaudited)
PT Bank UOB Indonesia	$980,452	$1,105,741
Total	$980,452	$1,105,741

On November 14, 2016, GWN, a subsidiary of the Company, entered in an agreement and obtained a credit facility in the form of an overdraft loan with a principal amount not exceeding $1,900,000, an automatically renewable term of 1 year first due on November 14, 2017, and floating interest rate spread of 1% per annum above the interest rate earned by the collateral account in which the Company deposits a balance of $2 million for the purpose of pledging this loan (the “Original Agreement”). On March 2, 2020, the Company entered an agreement with PT Bank UOB Indonesia on reduction of credit facility by $900,000 to $1,000,000 and the required deposits in the collateral account for pledging this loan was reduced to $1,000,000 (the “Amendment Agreement”). All other terms remained the same as the Original Agreement. The unpaid borrowings were extended and due on November 14, 2021.

The Company has booked interest expense on the loan of $5,664 and $5,770 for the six months ended June 30, 2020 and 2019, respectively. The interest expense is recorded in the other expense on Consolidated Statements of Operations and Comprehensive Loss, and unpaid interest is recorded in the Consolidated Balance Sheets under accrued expenses.